Business Combination	12 Months Ended
Jan. 31, 2021
Rigetti Holdings, Inc.
Business Acquisition [Line Items]
Business Combination
4.	BUSINESS COMBINATIONS
On July 29, 2019, Rigetti entered into an asset purchase agreement (the “Qx Branch Purchase Agreement”) and purchased select assets and assumed select liabilities from the members (the “QxBranch Sellers”) of
QxBranch UK Limited and QxBranch Australia Pty Ltd (collectively, “QxBranch”). QxBranch is a data analysis and quantum computing software company, which provided analytics services and research and development for quantum computing technology. The Company acquired QxBranch as a strategic acquisition to expand and complement the service offerings and expand the client base. The Company was not specifically positioned for direct customer engagement, and the service offering, and workforce provided by QxBranch would allow Rigetti to provide services directly to consumers.
In accordance with the Qx Branch Purchase Agreement, on July 29, 2019 (the “QxBranch Closing Date”), the Buyer completed the acquisition and obtained control of QxBranch and their related assets (the “QxBranch Acquisition”).
The aggregate purchase price consideration transferred from the Buyers to the QxBranch Sellers totaled $5,572,454 of equity in the form of Rigetti common stock.
At the QxBranch Acquisition closing, equity consideration of $569,196 was transferred to be held in escrow related to general representations and warranties indemnifications. Pursuant to the Qx Branch Purchase Agreement, the balance of the escrow funds was distributed to the QxBranch Sellers within 2 days after the 12 month anniversary of the QxBranch Acquisition.
Goodwill recorded as part of the acquisition is amortized for tax purposes over 15 years.
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of the QxBranch Acquisition:

Cash	$149,484
Accounts receivable	96,279
Other current assets	20,910
Goodwill	5,377,255
Accounts payable	(8,842)
Accrued expenses and other current liabilities	(62,632)

$5,572,454

The consolidated financial statements include results of operations following the consummation of the QxBranch Acquisition for the period July 29, 2019 through January 31, 2020. Unaudited pro forma disclosures of revenue and net loss for fiscal 2020 have been omitted as the impact of QxBranch Acquisition as of the beginning of the prior fiscal year would be immaterial to the Company’s results for fiscal 2020.
Acquisition related expenses for the QxBranch Acquisition totaled of $10,409 and were expensed as incurred. These expenses were recognized as a component of general and administrative costs in the Company’s consolidated statements of operations.